20) Derivative financial instruments (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Hedge instrument nominal value [Member]
Strategy
Hedge of interest receipts from investments in securities	[1]	R$ 12,942,667	R$ 21,015,183
Hedge of interest payments on funding	[2]	128,431,775	76,405,734
Total		141,374,442	97,420,917
Hedge object accounting value [Member]
Strategy
Hedge of interest receipts from investments in securities	[1]	13,197,717	21,127,503
Hedge of interest payments on funding	[2]	126,398,921	75,942,005
Total		139,596,638	97,069,508
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects) [Member]
Strategy
Hedge of interest receipts from investments in securities	[1]	100,114	216,845
Hedge of interest payments on funding	[2]	(316,082)	(97,192)
Total		(215,968)	119,653
Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects) [Member]
Strategy
Hedge of interest receipts from investments in securities	[1]	55,063	119,265
Hedge of interest payments on funding	[2]	(173,845)	(53,456)
Total		R$ (118,782)	R$ 65,809

[1]	It refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with the maturity dates until 2025, making the cash flow fixed;
[2]	It refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with maturity dates in 2023, making the cash flow fixed;